Average Annual Total Returns - Investor P - BlackRock LifePath Index 2060 Fund - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	8.63%
Since Inception	12.46%
Inception Date	Feb. 29, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	8.18%
Since Inception	11.80%
Inception Date	Feb. 29, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.27%
Since Inception	9.71%
Inception Date	Feb. 29, 2016